Quarterly Holdings Report
for

Fidelity Managed Retirement 2005 Fund℠

April 30, 2020

RW26-QTLY-0620
1.858590.112

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 8.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	1,310	$11,683
Fidelity Series Blue Chip Growth Fund (a)	1,357	20,531
Fidelity Series Commodity Strategy Fund (a)	44,195	158,660
Fidelity Series Growth Company Fund (a)	2,220	41,444
Fidelity Series Intrinsic Opportunities Fund (a)	3,486	49,640
Fidelity Series Large Cap Stock Fund (a)	3,313	43,859
Fidelity Series Large Cap Value Index Fund (a)	882	9,428
Fidelity Series Opportunistic Insights Fund (a)	1,317	22,907
Fidelity Series Small Cap Discovery Fund (a)	656	5,729
Fidelity Series Small Cap Opportunities Fund (a)	1,563	17,625
Fidelity Series Stock Selector Large Cap Value Fund (a)	3,316	33,594
Fidelity Series Value Discovery Fund (a)	2,124	23,726
TOTAL DOMESTIC EQUITY FUNDS
(Cost $484,425)		438,826

International Equity Funds - 11.4%
Fidelity Series Canada Fund (a)	2,861	25,724
Fidelity Series Emerging Markets Fund (a)	3,829	29,596
Fidelity Series Emerging Markets Opportunities Fund (a)	14,495	246,262
Fidelity Series International Growth Fund (a)	6,522	101,809
Fidelity Series International Small Cap Fund (a)	1,682	24,826
Fidelity Series International Value Fund (a)	10,686	80,998
Fidelity Series Overseas Fund (a)	9,992	93,330
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $639,633)		602,545

Bond Funds - 54.4%
Fidelity Series Corporate Bond Fund (a)	38,587	414,419
Fidelity Series Emerging Markets Debt Fund (a)	4,033	32,991
Fidelity Series Floating Rate High Income Fund (a)	866	7,205
Fidelity Series Government Bond Index Fund (a)	52,767	596,796
Fidelity Series High Income Fund (a)	4,332	36,992
Fidelity Series Inflation-Protected Bond Index Fund (a)	61,438	630,355
Fidelity Series International Credit Fund (a)	383	3,784
Fidelity Series Investment Grade Bond Fund (a)	51,702	612,157
Fidelity Series Investment Grade Securitized Fund (a)	38,618	409,736
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,434	120,968
Fidelity Series Real Estate Income Fund (a)	2,331	21,234
TOTAL BOND FUNDS
(Cost $2,705,505)		2,886,637

Short-Term Funds - 25.9%
Fidelity Series Government Money Market Fund 0.30% (a)(b)	266,892	266,892
Fidelity Series Short-Term Credit Fund (a)	25,298	254,756
Fidelity Series Treasury Bill Index Fund (a)	85,189	854,440
TOTAL SHORT-TERM FUNDS
(Cost $1,370,913)		1,376,088
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,200,476)		5,304,096
NET OTHER ASSETS (LIABILITIES) - 0.0%		(132)
NET ASSETS - 100%		$5,303,964

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$17,530	$8,499	$13,244	$1,736	$(2,938)	$1,836	$11,683
Fidelity Series Blue Chip Growth Fund	30,534	13,984	23,152	3,541	966	(1,801)	20,531
Fidelity Series Canada Fund	14,883	23,664	9,152	373	(1,431)	(2,240)	25,724
Fidelity Series Commodity Strategy Fund	185,221	79,311	59,794	3,021	(8,422)	(37,656)	158,660
Fidelity Series Corporate Bond Fund	407,557	100,702	104,027	12,675	2,144	8,043	414,419
Fidelity Series Emerging Markets Debt Fund	38,060	10,880	10,504	1,549	(742)	(4,703)	32,991
Fidelity Series Emerging Markets Fund	21,115	18,518	5,992	625	(239)	(3,806)	29,596
Fidelity Series Emerging Markets Opportunities Fund	189,764	139,377	68,053	6,269	769	(15,595)	246,262
Fidelity Series Floating Rate High Income Fund	7,898	1,596	1,496	334	(51)	(742)	7,205
Fidelity Series Government Bond Index Fund	558,842	144,047	153,392	10,988	1,362	45,937	596,796
Fidelity Series Government Money Market Fund 0.30%	240,064	183,770	156,942	3,078	--	--	266,892
Fidelity Series Growth Company Fund	61,474	28,880	51,958	5,837	3,880	(832)	41,444
Fidelity Series High Income Fund	39,933	8,235	7,476	1,922	(245)	(3,455)	36,992
Fidelity Series Inflation-Protected Bond Index Fund	679,551	138,425	203,018	8,706	2,118	13,279	630,355
Fidelity Series International Credit Fund	3,712	206	--	205	--	(156)	3,784
Fidelity Series International Growth Fund	138,194	25,136	60,230	4,621	3,889	(5,180)	101,809
Fidelity Series International Small Cap Fund	29,797	9,223	13,199	1,395	(221)	(774)	24,826
Fidelity Series International Value Fund	127,566	41,104	69,254	5,127	(10,125)	(8,293)	80,998
Fidelity Series Intrinsic Opportunities Fund	75,076	44,461	64,141	3,912	(4,862)	(894)	49,640
Fidelity Series Investment Grade Bond Fund	594,892	140,706	145,360	14,008	1,727	20,192	612,157
Fidelity Series Investment Grade Securitized Fund	421,746	95,417	117,265	12,382	743	9,095	409,736
Fidelity Series Large Cap Stock Fund	65,851	35,535	53,405	3,654	(1,514)	(2,608)	43,859
Fidelity Series Large Cap Value Index Fund	18,781	5,365	12,686	1,099	225	(2,257)	9,428
Fidelity Series Long-Term Treasury Bond Index Fund	200,334	46,159	146,391	15,049	14,910	5,956	120,968
Fidelity Series Opportunistic Insights Fund	33,750	16,043	25,122	3,178	221	(1,985)	22,907
Fidelity Series Overseas Fund	4,632	105,409	12,183	223	(1,798)	(2,730)	93,330
Fidelity Series Real Estate Income Fund	25,229	5,242	4,689	1,285	(150)	(4,398)	21,234
Fidelity Series Short-Term Credit Fund	240,115	57,823	44,382	5,047	(17)	1,217	254,756
Fidelity Series Small Cap Discovery Fund	9,012	3,503	5,762	344	(318)	(706)	5,729
Fidelity Series Small Cap Opportunities Fund	27,894	11,674	18,491	1,864	1,146	(4,598)	17,625
Fidelity Series Stock Selector Large Cap Value Fund	50,788	27,121	39,019	2,801	(3,036)	(2,260)	33,594
Fidelity Series Treasury Bill Index Fund	719,920	260,243	128,676	9,442	18	2,935	854,440
Fidelity Series Value Discovery Fund	36,243	17,485	27,376	1,494	(1,267)	(1,359)	23,726
	$5,315,958	$1,847,743	$1,855,831	$147,784	$(3,258)	$(538)	$5,304,096

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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